Subsequent Events (Details Narrative) - $ / shares								12 Months Ended
	May 12, 2025	May 07, 2025	Apr. 29, 2025	Apr. 19, 2025	Apr. 02, 2025	Feb. 06, 2025	Dec. 18, 2023	Dec. 31, 2023	May 06, 2025	Apr. 25, 2025	Apr. 24, 2025	Mar. 31, 2025	Feb. 24, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred stock, dividend rate								6.00%
Common stock, shares authorized								100,000,000		600,000,000	250,000,000	250,000,000		100,000,000
Common Stock, Par or Stated Value Per Share								$ 0.001				$ 0.001		$ 0.001
Reverse stock split		one-for-sixteen					15:1
FITTERS Diversified Berhad [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage									80.01%
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion												162,588	1,745,262
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion												458,333
Common Stock, Par or Stated Value Per Share												$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate				6.00%
Common Stock, Par or Stated Value Per Share									$ 0.001
Reverse stock split	All references to issued and outstanding shares all periods reflect: the 1-for-16 reverse stock split effective May 12, 2025, and the 1-for-15 reverse stock split effective July 7, 2025. As a result, all share numbers for all periods, including the number of shares underlying warrants, options, and other convertible securities, and all exercise prices applicable to such warrants, options and convertible securities have been adjusted retrospectively to give effect to the 1-for-16 and 1-for-15 reverse stock splits					reverse stock split at a ratio not less than 1:4 and not more than 1:16
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion					354,738
Number of shares converted			45,833		162,588
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion			1,000,000